Loss/(gain) on sale/write off of assets and others (net) - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Assets [abstract]
Assets tangible and intangible written off	₨ 366.5	₨ 5,626.8	₨ 1,993.3
Gain loss on sale of assets	₨ (921.9)	₨ (2,532.2)	₨ 1,132.6